Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash
Schedule of cash

	December 31,
	2023	2022
Cash at Banks	973,733	1,249,094
Total	973,733	1,249,094

Schedule of adjustments for non cash items

	Year Ended December 31,
	2023	2022	2021
Depreciations and impairments	48,726	12,913	34,433
Change in Provisions	20,888	(3,346)	5,856
Share-based payments	52,591	35,791	21,960
Change of Contingent consideration	(18,835)	15,941	4,470
Other items	(892)	(39)	(43)
Total	102,478	61,260	66,676

Schedule of reconciliation of liabilities from financing activities

	January 1,		Non-Cash-	December 31,
	2023	Cash-Flow	Items	2023
Non-current interest-bearing liabilities	713,030	211,785	14,693	939,508
Lease liabilities	26,165	(12,134)	25,594	39,625
	739,195	199,651	40,287	979,133

	January 1,		Non-Cash-	December 31,
	2022	Cash-Flow	Items	2022
Non-current interest-bearing liabilities	189,164	490,485	33,381	713,030
Lease liabilities	33,642	(9,615)	2,138	26,165
	222,806	480,870	35,519	739,195